Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FT Vest Gold Strategy Quarterly Buffer ETF | FT Vest Gold Strategy Quarterly Buffer ETF
Prospectus [Line Items]
Annual Return [Percent]	34.46%	21.87%	13.15%	(2.41%)